INCOME TAXES, Movement Valuation Allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Valuation Allowance [Abstract]
Balance as of beginning of the year	$ 1,482,578	$ 0	$ 0
Additions	1,766,608	1,482,578	0
Balance as of end of the year	$ 3,249,186	$ 1,482,578	$ 0